Employee benefit (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee benefit
Employee benefit expenses	903,494	618,052	528,524